Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Refunds payable to former members	$ 34,019	$ 35,761
Current portion of long-term debt (See Note 14)	29,202	13,114
Current portion of acquisition holdbacks	0	1,593
IndiaCo Forward Liability (See Note 10)	0	7,907
Other current liabilities	14,692	25,380
Total other current liabilities	$ 77,913	$ 83,755